INTANGIBLES	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES

NOTE 8 – INTANGIBLES

The following is a summary of our intangibles as of December 31, 2015 and 2014:

	December 31,
	2015	2014
	(in thousands)
Assets:
Goodwill	$645,683	$—

Above market lease intangibles	$21,901	14,576
In-place lease intangibles	386	—
Accumulated amortization	(14,162)	(12,166)
Net intangible assets	$8,125	$2,410

Liabilities:
Below market lease intangibles	$165,331	$59,785
Accumulated amortization	(55,131)	(39,352)
Net intangible liabilities	$110,200	$20,433

Goodwill was recorded in connection with the Aviv Merger and Care Homes Transaction and is shown as a separate line on our Consolidated Balance Sheets. Above market lease intangibles and in-place lease intangibles, net of accumulated amortization, are included in other assets on our Consolidated Balance Sheets. Below market lease intangibles are included in accrued expenses and other liabilities on our Consolidated Balance Sheets. As disclosed in Note 3 – Properties, the amounts presented above are subject to further adjustment upon completion of purchase accounting for the Aviv Merger.

For the years ended December 31, 2015, 2014 and 2013, our net amortization related to intangibles was $13.9 million, $5.0 million and $5.1 million, respectively. The estimated net amortization related to these intangibles for the subsequent five years is as follows: 2016 – $16.1 million; 2017 – $14.8 million; 2018 – $13.1 million; 2019 – $12.0 million and 2020 - $11.7 million. As of December 31, 2015 the weighted average remaining amortization period of in place lease assets and in place lease liabilities is 5.6 years and 8.2 years, respectively.

The following is a reconciliation of our goodwill as of December 31 2015:

(in thousands)
Balance as of December 31, 2014	$—
Balance as of March 31, 2015	—
Add: Aviv Merger	526,807
Add: acquisition of Care Homes	15,701
Add: foreign currency translation	585
Balance as of June 30, 2015	543,093
Add: additional valuation adjustments related to preliminary valuations (see Note 3 – Aviv Merger)	12,261
Less: foreign currency translation	(605)
Balance as of September 30, 2015	554,749
Add: additional valuation adjustments related to preliminary valuations (see Note 3 – Aviv Merger)	91,336
Add: additional valuation adjustments related to preliminary valuations (see Note 3 – Care Homes acquisition)	5
Less: foreign currency translation	(407)
Balance as of December 31, 2015	$645,683